Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-268512
Entity Registrant Name	Qilun Group Inc.
Entity Central Index Key	0001951378
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 2201, Modern International Building
Entity Address, Address Line Two	No. 3038, Jintian Road, Gangxia Community
Entity Address, Address Line Three	Futian Street, Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	116,550,000
ICFR Auditor Attestation Flag	false
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 2201, Modern International Building
Entity Address, Address Line Two	No. 3038, Jintian Road, Gangxia Community
Entity Address, Address Line Three	Futian Street, Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Country Region	86
City Area Code	755
Local Phone Number	83985414
Contact Personnel Name	Ms. Ruowen Li